Cover	Nov. 05, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of DocGo Inc., a Delaware corporation (formerly known as Motion Acquisition Corp.) (prior to the Closing Date, “Motion” and after the Closing Date, “DocGo”), filed on November 12, 2021 (the “Original Report”), in which DocGo reported, among other events, the completion of the Merger (as defined in the Original Report) on November 5, 2021 (the “Closing Date”). In connection with the Closing, the registrant changed its name from Motion Acquisition Corp., to DocGo Inc. Unless the context otherwise requires, “DocGo,” “we,” “us,” and “our,” refer to the combined company following the Merger, together with its subsidiaries, “Motion” refers to the registrant prior to the closing of the Merger and “Ambulnz” refers to Ambulnz, Inc., together with its subsidiaries, prior to the Merger. This Amendment No. 1 includes (i) the unaudited condensed consolidated financial statements of Ambulnz as of and for the three and nine months ended September 30, 2021, (ii) Ambulnz’s Management’s Discussion and Analysis of Financial Condition and Results of Operations for the three and nine months ended September 30, 2021 and September 30, 2020, and (iii) the unaudited pro forma condensed combined balance sheet as of September 30, 2021 and the unaudited pro forma condensed combined statement of operations for the nine months ended September 30, 2021 and the year ended December 31, 2020. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at DocGo or its subsidiaries, including Ambulnz, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Nov. 05, 2021
Entity File Number	001-39618
Entity Registrant Name	DOCGO INC.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 West 35th Street
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(844)
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	DCGOW
Security Exchange Name	NASDAQ